Good Harbor Tactical Select Fund
FUND SUMMARY – GOOD HARBOR TACTICAL SELECT FUND (formerly known as the Good Harbor Tactical Core US II Fund)
Investment Objective:
Total return from capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Good Harbor Tactical Select Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	1.00%	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Good Harbor Tactical Select Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		47.71%	47.71%	47.71%
Acquired Fund Fees and Expenses	[1]	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		49.27%	50.02%	49.02%
Fee Waiver	[2]	(47.56%)	(47.56%)	(47.56%)
Total Annual Fund Operating Expenses After Fee Waiver		1.71%	2.46%	1.46%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Good Harbor Tactical Select Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	739	6,555	8,361	9,131
Class C Shares	249	6,409	8,271	9,037
Class I Shares	149	6,323	8,258	9,092

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 785% of the average value of its portfolio.

Principal Investment Strategies:

Using a combination of tactical asset allocation strategies, the Fund’s investment adviser, Good Harbor Financial, LLC (the “Adviser”), seeks to achieve the Fund’s investment objective by investing in U.S. and non-U.S. equity markets during sustained rallies and investing defensively in U.S. Treasury bonds during weak equity market conditions. The Adviser will generally seek exposure to equities and treasuries through a variety of investments, (exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), mutual funds, equity securities (such as common stock), U.S. government securities, and derivative instruments). The Fund’s principal derivative investments are swaps, structured notes, futures and options designed to provide exposure to a particular equity or treasury bond index or replicate the returns of one or more such indices.

The Fund will incorporate multiple tactical asset allocation strategies selected by the Adviser. These may include (1) strategies that target U.S. equity markets; (2) strategies that vary their exposure to different sectors within a market, or tactical sector strategies (commonly referred to as sector rotation strategies); or (3) strategies that target non-U.S. equity markets such as foreign developed markets or emerging markets.

The Adviser defines a tactical asset allocation strategy as an investment strategy that targets a specific asset class, but has the ability to move out of that asset class under certain conditions. Tactical asset allocation strategies are generally implemented through an objective, model-based investment process. Objective, model-based tactical asset allocation strategies generally have a low correlation to broad market benchmarks.

Models are developed for these strategies independently, and the models can differ because risk can vary within asset classes or market sectors; they can also differ with respect to their views of risk at a particular point in time as risk can vary over time. The Adviser believes that tactical strategies are characteristically less correlated to broad market benchmarks than strategies which have a mandate to carry a similar risk profile of a named benchmark. In addition, tactical allocation strategies often have low correlation to one another. The Adviser’s research indicates that the low correlation between tactical strategies allows these strategies to be blended together within an investment sleeve resulting in diversification benefits such as a reduction in volatility and improvements in other risk-based measures. This has been observed in tactical strategies targeting both the U.S. equity markets and global equity markets.

The Adviser will utilize an investment process whereby tactical asset allocation strategies are evaluated and selected for their ability to achieve the Fund’s Investment Objective and diversify risk within the portfolio. The Adviser may select a combination of strategies that target similar markets because of their ability to contribute to reduced risk and enhanced return characteristics. The Fund combines multiple tactical investment strategies to diversify the inherent correlation risk associated with tactical strategies in an attempt to generate favorable risk adjusted returns. The Fund combines tactical asset allocation strategies by initially evaluating the strategy’s correlation and beta to a strategic benchmark. For example, strategies focused on the U.S. equity markets are compared to the S&P 500 Total Return Index, or similar; strategies focused on global equity markets, or a subset of the global equity markets, are compared to a representative market index. Strategies which are determined to have a high correlation and a high beta to a representative index are omitted. Strategies are then further evaluated based upon their correlation to other strategies within the Fund as well as their contribution to risk and return characteristics of the Fund as well as its ability to provide exposure to a target risk for the Fund. Within the Fund’s targeted risk exposure, the Adviser will utilize moderate leverage to further enhance returns through the use of either leveraged ETFs or derivatives.

Portfolio Allocation. At any given time, the Fund’s portfolios will be invested in all equities, all treasuries or both equities and treasuries. Within each major asset category, further allocations are made across market capitalization or individual sectors, and duration. The Adviser attempts to further enhance returns through the use of leveraged ETFs and/or derivatives.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund through its direct investments as well indirectly through investing in other investment companies.

• Allocation Risk: The risk that if the Fund’s strategy for allocating assets among different assets classes during trading windows does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

• Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments between equities and fixed income securities, the Fund is subject to correlation risk.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, including the U.S. government.

• Currency Risk: The Fund may invest directly or indirectly in foreign securities that are typically denominated in foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

• Derivatives Risk: Loss may result from the Fund’s investments in swaps, options and futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over-the-counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk:ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Exchange-Traded Notes Risk:Similar to ETFs and mutual funds, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed-Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leverage Risk:Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Leveraged ETFs and derivatives will amplify losses because they are designed to produce returns that are a multiple of the equity index to which they are linked.

• Leveraged ETF Risk:Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

• Management Risk:The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk: Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Performance:

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Because the Fund’s Class A and Class C shares have less than a full calendar year of investment operations, no performance information is presented for these share classes at this time. In the future, performance information will be presented in this section of the Prospectus for Class A and Class C shares. Updated performance information will be available at no cost by visiting www.ghf-funds.com or by calling 1-877-270-2848.

Class I Performance Bar Chart For Calendar Year Ended December 31 (Returns do not reflect sales charges, and would be lower if they did)

Best Quarter:	3/31/2015	0.00%
Worst Quarter:	12/31/2015	(4.59)%

Performance Table Average Annual Total Returns (For period ended December 31, 2015)
Average Annual Total Returns - Good Harbor Tactical Select Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	(9.25%)	(7.83%)	May 16, 2014
Class I Shares | Return after taxes on distributions		(9.55%)	(8.02%)
Class I Shares | Return after taxes on distributions and sale of Fund shares		(5.22%)	(6.01%)
S&P 500 TR (reflects no deduction for fees, expenses or taxes)		1.38%	7.54%

After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.